Share-Based Compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation [Member]
Options granted (in Shares)	138,907	4,885
Share based payment (in Francs)	SFr 379,414	SFr 342,799	SFr 1,206,303
Bottom of range [member]
Share-Based Compensation [Member]
Stock options exercise price	SFr 2.46	SFr 117.6
Top of range [member]
Share-Based Compensation [Member]
Stock options exercise price	SFr 10,637	SFr 11,693.2